Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of financial assets [line items]
Interest and dividend income	$ 127	$ 108
Gains (losses) on financial assets at fair value through profit or loss that were designated	907	560
Realized gains from fair value through other comprehensive income securities	$ 0	$ 0